Derivatives and Fair Value Measurements - Fair Values of Swaps in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		$ 1,444
Liability derivatives not designated as hedging instruments	(5,425)	(623)
Net total not designated as hedging instruments	(5,425)	821
Swaps [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		126
Liability derivatives not designated as hedging instruments	(5,062)	(282)
Net total not designated as hedging instruments	(5,062)	(156)
Swaps [Member] | Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		7
Liability derivatives not designated as hedging instruments	(363)	(11)
Net total not designated as hedging instruments	(363)	(4)
Swaps [Member] | Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		257
Liability derivatives not designated as hedging instruments		(77)
Net total not designated as hedging instruments		180
Swaps [Member] | Prepaids and other current assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		1,054
Liability derivatives not designated as hedging instruments		(253)
Net total not designated as hedging instruments		$ 801